OTHER FINANCIAL LIABILITIES - Schedule of interest-bearing loans due in installments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 48,363	$ 365,829
Nominal values more than 90 days to one year	157,560	179,930
Nominal value more than one to three years	464,648	545,986
Nominal value more than three to five years	2,079,249	2,114,269
Nominal value more than five years	1,284,963	1,469,995
Total nominal value	4,034,783	4,676,009
Accounting values up to 90 days	100,691	416,298
Accounting values More than 90 days to one year	192,291	212,808
Accounting values More than one to three years	456,973	536,424
Accounting values More than three to five years	1,960,076	1,962,985
Accounting values More than five years	1,258,163	1,436,911
Total accounting value	3,968,194	4,565,426
LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	47,853	60,770
Nominal values more than 90 days to one year	156,030	178,400
Nominal value more than one to three years	460,568	541,906
Nominal value more than three to five years	2,069,363	2,110,189
Nominal value more than five years	1,284,963	1,462,149
Total nominal value	4,018,777	4,353,414
Accounting values up to 90 days	100,181	100,926
Accounting values More than 90 days to one year	190,761	211,278
Accounting values More than one to three years	452,893	532,344
Accounting values More than three to five years	1,950,190	1,958,905
Accounting values More than five years	1,258,163	1,429,017
Total accounting value	3,952,188	4,232,470
TAM S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	510	305,059
Nominal values more than 90 days to one year	1,530	1,530
Nominal value more than one to three years	4,080	4,080
Nominal value more than three to five years	9,886	4,080
Nominal value more than five years	0	7,846
Total nominal value	16,006	322,595
Accounting values up to 90 days	510	315,372
Accounting values More than 90 days to one year	1,530	1,530
Accounting values More than one to three years	4,080	4,080
Accounting values More than three to five years	9,886	4,080
Accounting values More than five years	0	7,894
Total accounting value	16,006	332,956
SANTANDER | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Accounting values More than five years		$ 3
Various | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Effective rate		0.00%
Nominal rate		0.00%
Bank loans | GOLDMAN SACHS | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	2,750	$ 2,750
Nominal values more than 90 days to one year	8,250	8,250
Nominal value more than one to three years	22,000	22,000
Nominal value more than three to five years	1,056,000	1,067,000
Total nominal value	1,089,000	1,100,000
Accounting values up to 90 days	44,891	30,539
Accounting values More than 90 days to one year	8,250	8,250
Accounting values More than one to three years	22,000	22,000
Accounting values More than three to five years	954,293	939,760
Total accounting value	$ 1,029,434	$ 1,000,549
Effective rate	20.31%	18.46%
Nominal rate	15.04%	13.38%
Bank loans | SANTANDER | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal value more than one to three years		$ 70,951
Total nominal value		70,951
Accounting values up to 90 days		173
Accounting values More than one to three years		70,951
Total accounting value		$ 71,124
Effective rate		7.26%
Nominal rate		7.26%
Bank loans | MERRILL LYNCH CREDIT PRODUCTS, LLC | TAM S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days		$ 304,549
Total nominal value		304,549
Accounting values up to 90 days		314,322
Total accounting value		$ 314,322
Effective rate		3.95%
Nominal rate		3.95%
Obligations with the public | SANTANDER | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal value more than five years	$ 160,214	$ 156,783
Total nominal value	160,214	156,783
Accounting values up to 90 days	0	505
Accounting values More than 90 days to one year	516
Accounting values More than five years	160,214	156,783
Total accounting value	$ 160,730	$ 157,288
Effective rate	2.00%	2.00%
Nominal rate	2.00%	2.00%
Obligations with the public | SANTANDER | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal value more than five years	$ 3	$ 3
Total nominal value	3	3
Accounting values More than five years	3
Total accounting value	$ 3	$ 3
Effective rate	1.00%	1.00%
Nominal rate	1.00%	1.00%
Obligations with the public | WILMINGTON TRUST COMPANY | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal value more than three to five years	$ 450,000	$ 450,000
Nominal value more than five years	700,000	700,000
Total nominal value	1,150,000	1,150,000
Accounting values More than 90 days to one year	34,215	32,878
Accounting values More than three to five years	434,204	430,290
Accounting values More than five years	673,686	669,340
Total accounting value	$ 1,142,105	$ 1,132,508
Effective rate	15.00%	15.00%
Nominal rate	13.38%	13.38%
Guaranteed obligations | WILMINGTON TRUST COMPANY | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 3,854	$ 2,208
Nominal values more than 90 days to one year	11,693	6,110
Nominal value more than one to three years	32,356	32,620
Nominal value more than three to five years	34,083	33,210
Nominal value more than five years	50,599	67,457
Total nominal value	132,585	141,605
Accounting values up to 90 days	3,900	2,233
Accounting values More than 90 days to one year	11,693	6,110
Accounting values More than one to three years	32,356	32,620
Accounting values More than three to five years	34,083	33,210
Accounting values More than five years	50,571	67,457
Total accounting value	$ 132,603	$ 141,630
Effective rate	8.76%	8.20%
Nominal rate	8.76%	8.20%
Guaranteed obligations | BNP PARIBAS | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 2,912	$ 1,761
Nominal values more than 90 days to one year	9,168	6,907
Nominal value more than one to three years	26,772	22,890
Nominal value more than three to five years	28,945	26,035
Nominal value more than five years	103,907	126,605
Total nominal value	171,704	184,198
Accounting values up to 90 days	3,936	2,637
Accounting values More than 90 days to one year	9,168	6,907
Accounting values More than one to three years	26,121	22,212
Accounting values More than three to five years	28,553	25,627
Accounting values More than five years	103,541	126,048
Total accounting value	$ 171,319	$ 183,431
Effective rate	6.98%	5.76%
Nominal rate	6.98%	5.76%
Other guaranteed obligation | CITIBANK | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Accounting values up to 90 days	$ 33	$ 1,470
Total accounting value	$ 33	$ 1,470
Effective rate	1.00%	1.00%
Nominal rate	1.00%	1.00%
Other guaranteed obligation | JP MORGAN CHASE | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Accounting values up to 90 days	$ 17
Total accounting value	$ 17
Effective rate	0.63%
Nominal rate	0.63%
Other guaranteed obligation | CREDIT AGRICOLE | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values more than 90 days to one year	$ 14,667	$ 14,667
Nominal value more than one to three years	29,333	29,333
Nominal value more than three to five years	222,768	231,000
Total nominal value	266,768	275,000
Accounting values up to 90 days	4,241	3,837
Accounting values More than 90 days to one year	14,667	14,667
Accounting values More than one to three years	26,154	26,153
Accounting values More than three to five years	221,708	228,880
Total accounting value	$ 266,770	$ 273,537
Effective rate	9.43%	8.24%
Nominal rate	9.43%	8.24%
Other guaranteed obligation | MUFG | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 11,768	$ 11,345
Nominal values more than 90 days to one year	35,960	34,624
Nominal value more than one to three years	16,374	66,419
Total nominal value	64,102	112,388
Accounting values up to 90 days	11,805	11,404
Accounting values More than 90 days to one year	35,960	34,624
Accounting values More than one to three years	16,374	66,419
Total accounting value	$ 64,139	$ 112,447
Effective rate	7.11%	6.23%
Nominal rate	7.11%	6.23%
Other guaranteed obligation | EXIM BANK | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal value more than one to three years	$ 40,662	$ 17,737
Nominal value more than three to five years	42,122	36,431
Nominal value more than five years	16,325	32,444
Total nominal value	99,109	86,612
Accounting values up to 90 days	282	237
Accounting values More than one to three years	40,662	17,738
Accounting values More than three to five years	42,122	36,431
Accounting values More than five years	16,325	32,444
Total accounting value	$ 99,391	$ 86,850
Effective rate	2.29%	2.01%
Nominal rate	2.05%	1.78%
Financial Leases | BNP PARIBAS | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days		$ 6,596
Nominal values more than 90 days to one year		20,048
Nominal value more than one to three years		1,521
Total nominal value		28,165
Accounting values up to 90 days		6,776
Accounting values More than 90 days to one year		20,048
Accounting values More than one to three years		1,516
Total accounting value		$ 28,340
Effective rate		5.99%
Nominal rate		5.39%
Financial Leases | CITIBANK | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days		$ 6,825
Nominal values more than 90 days to one year		5,689
Total nominal value		12,514
Accounting values up to 90 days		6,888
Accounting values More than 90 days to one year		5,689
Total accounting value		$ 12,577
Effective rate		6.19%
Nominal rate		5.47%
Financial Leases | EXIM BANK | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal value more than one to three years	$ 197,499	$ 113,668
Nominal value more than three to five years	141,169	180,260
Nominal value more than five years	74,404	152,581
Total nominal value	413,072	446,509
Accounting values up to 90 days	1,933	1,923
Accounting values More than one to three years	195,741	112,666
Accounting values More than three to five years	141,169	178,672
Accounting values More than five years	74,404	151,236
Total accounting value	$ 413,247	$ 444,497
Effective rate	4.13%	3.58%
Nominal rate	3.31%	2.79%
Financial Leases | NATIXIS | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 6,516	$ 6,419
Nominal values more than 90 days to one year	19,779	19,341
Nominal value more than one to three years	54,443	53,207
Nominal value more than three to five years	56,972	55,696
Nominal value more than five years	77,647	104,475
Total nominal value	215,357	239,138
Accounting values up to 90 days	8,559	8,545
Accounting values More than 90 days to one year	19,779	19,341
Accounting values More than one to three years	54,117	52,881
Accounting values More than three to five years	56,754	55,478
Accounting values More than five years	77,555	103,905
Total accounting value	$ 216,764	$ 240,150
Effective rate	7.58%	6.44%
Nominal rate	7.58%	6.44%
Financial Leases | NATIXIS | TAM S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 510	$ 510
Nominal values more than 90 days to one year	1,530	1,530
Nominal value more than one to three years	4,080	4,080
Nominal value more than three to five years	9,886	4,080
Nominal value more than five years	0	7,846
Total nominal value	16,006	18,046
Accounting values up to 90 days	510	1,050
Accounting values More than 90 days to one year	1,530	1,530
Accounting values More than one to three years	4,080	4,080
Accounting values More than three to five years	9,886	4,080
Accounting values More than five years	0	7,894
Total accounting value	$ 16,006	$ 18,634
Effective rate	0.00%	7.23%
Nominal rate	0.00%	7.23%
Financial Leases | US BANK | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 17,374	$ 16,984
Nominal values more than 90 days to one year	49,311	51,532
Nominal value more than one to three years	17,492	84,177
Total nominal value	84,177	152,693
Accounting values up to 90 days	17,905	17,831
Accounting values More than 90 days to one year	49,311	51,532
Accounting values More than one to three years	15,731	79,805
Total accounting value	$ 82,947	$ 149,168
Effective rate	4.41%	4.06%
Nominal rate	3.16%	2.85%
Financial Leases | PK AIRFINANCE | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days		$ 1,533
Nominal values more than 90 days to one year		4,664
Nominal value more than one to three years		6,393
Total nominal value		12,590
Accounting values up to 90 days		1,579
Accounting values More than 90 days to one year		4,664
Accounting values More than one to three years		6,393
Total accounting value		$ 12,636
Effective rate		5.97%
Nominal rate		5.97%
Financial Leases | BANK OF UTAH | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 2,575	$ 2,321
Nominal values more than 90 days to one year	7,202	6,568
Nominal value more than one to three years	23,637	20,990
Nominal value more than three to five years	37,304	30,557
Nominal value more than five years	101,864	121,801
Total nominal value	172,582	182,237
Accounting values up to 90 days	2,575	2,321
Accounting values More than 90 days to one year	7,202	6,568
Accounting values More than one to three years	23,637	20,990
Accounting values More than three to five years	37,304	30,557
Accounting values More than five years	101,864	121,801
Total accounting value	$ 172,582	$ 182,237
Effective rate	10.71%	10.45%
Nominal rate	10.71%	10.45%
Others loans | Various | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 104	$ 2,028
Total nominal value	104	2,028
Accounting values up to 90 days	104	2,028
Total accounting value	$ 104	$ 2,028
Effective rate	0.00%
Nominal rate	0.00%